ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Jul. 31, 2015
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME

14. ACCUMULATED OTHER COMPREHENSIVE INCOME:

     The only component of accumulated other comprehensive income is unrealized gains (losses) on available-for-sale securities. A summary of the changes in accumulated other comprehensive income for the fiscal years ended July 31, 2015, 2014, and 2013 is as follows:

	Years Ended July 31,
	2015	2014	2013
Beginning balance, net of tax effect	$129,412	$183,633	$133,477
Other comprehensive income, net of tax effect:
Unrealized gains on available-for-sale securities	60,621	57,966	90,156
Tax effect	6,000	(26,000)	(40,000)
Unrealized gains on available-for-sale securities, net of tax effect	66,621	31,966	50,156

Amounts reclassified from accumulated other
comprehensive income, net of tax effect:
Unrealized gains (losses) on available-for-sale
securities reclassified	—	(155,187)	—
Tax effect	—	69,000	—
Amount reclassified, net of tax effect	—	(86,187)	—
Ending balance, net of tax effect	$196,033	$129,412	$183,633

     A summary of the line items in the Consolidated Statements of Income and Retained Earnings affected by the amounts reclassified from accumulated other comprehensive income is as follows:

Details about accumulated other	Affected line item in the statement
comprehensive income components	where net income is presented

Other comprehensive income reclassified	Investment income
Tax effect	Income taxes provided